Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Sep. 30, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Risk Management and Strategy

As of the date of the filing of this Annual Report, the Company has information systems in place and has not suffered a “cybersecurity threat” (as defined in Item 106(a) of Regulation S-K) or “cybersecurity incident” (as defined in Item 106(a) of Regulation S-K). Moreover, the Company is aware of the evolution of cybersecurity risks and is taking proactive steps by keeping up to date our information systems and educating our personnel about these risks.

In order to mitigate these risks to a degree, the Company has engaged a third-party IT provider, Better Networks.

The Company has implemented multiple measures to combat and reduce the risk of cybersecurity threats and cybersecurity incidents such as:

●	engaged a third-party IT provider;
●	developed internal System Use Policy and Information Security Policies reviewed by the Board enhancing security and awareness of potential threats; and
●	engaged BDO LLP to assist with improving internal controls, including IT controls.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

The Company has implemented multiple measures to combat and reduce the risk of cybersecurity threats and cybersecurity incidents such as:

●	engaged a third-party IT provider;
●	developed internal System Use Policy and Information Security Policies reviewed by the Board enhancing security and awareness of potential threats; and
●	engaged BDO LLP to assist with improving internal controls, including IT controls.

Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

At the time of filing this Annual Report the Company does not have a subcommittee dedicated to cybersecurity. However, as the Company’s situation evolves, the Board will consider increased oversight to manage the risks from cybersecurity threats.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]	the Company does not have a subcommittee dedicated to cybersecurity
Cybersecurity Risk Role of Management [Text Block]

The third-party IT provider monitors cybersecurity risks and potential incidents while management periodically reviews the System Use Policy and Information Security policies recommending updates to the policies where needed. Select members of the Company’s management, who also receive direct coaching from the third-party IT provider, advise the Board on cybersecurity risk management strategies.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	management
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]	Select members of the Company’s management, who also receive direct coaching from the third-party IT provider, advise the Board on cybersecurity risk management strategies
Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	false